Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Purchased copyright	80,789	91,681	12,799
Less: accumulated amortization	(19,059)	(24,690)	(3,447)
Balance at the end of the year	61,730	66,991	9,352

Schedule of Amortization Expenses For the Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
Remaining of 2025	14,003	1,955
2026	21,215	2,961
2027	14,543	2,030
2028	6,013	839
2029	4,975	694
Thereafter	6,242	873
	66,991	9,352